Note 12 - Loans Payable (Details Textual) - Loans Payable With IPFS Corporation [Member] - USD ($)	10 Months Ended
	May 31, 2025	Jun. 30, 2025	Aug. 31, 2024
Debt Instrument, Face Amount			$ 500,000
Debt Instrument, Interest Rate, Stated Percentage			7.94%
Debt Instrument, Periodic Payment	$ 56,000
Loans Payable to Bank		$ 300,000